Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of comprehensive income [abstract]
Net income	$ 640,643	$ 691,841	$ 930,267
Items of other comprehensive income that will not be reclassified to income for the year, before taxes
(Losses) gains from measurements of defined benefit plans	(1,699)	3,148	(5,843)
Gains from financial assets measured at fair value through other comprehensive income	9,737	3,520	190,509
Total other comprehensive income (loss) that will not be reclassified to income for the year, before taxes	8,038	6,668	184,666
Items of other comprehensive income that will be reclassified to income for the year, before taxes
Gains (losses) from foreign currency exchange	49,462	(34,516)	3,177
Cash flow hedges- effective portion of changes in fair value	(4,180)	2,520	126
Cash flow hedges-reclassified to income for the year	975	8,773	18,566
Total other comprehensive (losses) income that will be reclassified to income for the year	46,257	(23,223)	21,869
Other items of other comprehensive (losses) income, before taxes	54,295	(16,555)	206,535
Income taxes related to items of other comprehensive income that will not be reclassified to income for the year
Income tax (expense) benefit related to defined benefit plans measured through other comprehensive income	524	(860)	1,582
Income tax expense related to gains on financial assets irrevocably measured at fair value through other comprehensive income	(2,629)	(2,723)	(57,242)
Total income tax relating to components of other comprehensive income that will be not reclassified to profit for the year	(2,105)	(3,583)	(55,660)
Income taxes relating to components of other comprehensive income that will be reclassified to income for the year
Income tax expense related to gains on cash flow hedges	865	(3,049)	(5,047)
Total income tax (expense) relating to components of other comprehensive income that will be reclassified to income for the year	865	(3,049)	(5,047)
Total other comprehensive income (loss)	53,055	(23,187)	145,828
Total comprehensive income	693,698	668,654	1,076,095
Comprehensive income attributable to
Comprehensive income attributable to owners of the parent	641,346	661,727	1,068,968
Comprehensive income attributable to non-controlling interest	$ 52,352	$ 6,927	$ 7,127